Equity Incentive Plan	6 Months Ended
Sep. 30, 2025
Equity Incentive Plan [Abstract]
Equity Incentive Plan
9.	Equity Incentive Plan
2024 Global Equity Incentive Plan
In November 2024, the Company adopted the 2024 Global Equity Incentive Plan (the “2024 Plan”), which provides for the grant of share options, share appreciation rights, restricted share units, restricted shares or other share-based awards with a life of ten years from the date of its adoption on November 18, 2024. The initial maximum number of ordinary shares may be granted and issuable pursuant to the 2024 Plan is 10,245,000 ordinary shares.
According to the 2024 Plan, the Company has granted 4,884,030 restricted shares in total to certain of the directors, employees and a consultant of the Company, of which 909,204 ordinary shares were immediately vested, exercised and issued on November 18, 2024.
During the six months ended September 30, 2025 and 2024, the Company recorded $6.1 million and nil share-based compensation expenses, respectively, which is included in the operating costs and expenses in the unaudited condensed consolidated statements of operations and comprehensive loss. WSI did not recognize any income tax benefits from stock-based compensation arrangements during the six months ended September 30, 2025 and 2024 as it is not deductible for income tax purpose in WSI.
As of September 30, 2025, total unrecognized compensation remaining to be recognized in future period for the 2024 Plan totaled $1.5 million, which is expected to be recognized over the weighted average period of 1.2 years.
A summary of the activities of the 2024 Plan as of September 30, 2025 and March 31, 2025 is as follows:

	As of September 30, 2025
	Number of restricted shares	Weighted average grant date fair value	Weighted average remaining life (in years)	Aggregate intrinsic value
Outstanding, beginning of period	3,974,826	$3.23	0.88	$9,894,439
Granted	—	$—
Vested	(2,696,442)	$3.20
Outstanding, end of period	1,278,384	$3.27	0.63	$3,220,027
Exercisable or convertible, end of period	—	$—